Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8. Commitments and Contingencies

Operating commitments

On October 23, 2018, the Company entered into a hosting agreement (“Hosting Agreement”) with a hosting facility in Colorado where the mining machines have been relocated from Sweden into the U.S. Pursuant to the Hosting Agreement, the service provider will provide a facility to host the Company’s Bitcoin computing servers. The Hosting Agreement states that after payment of an initial fee of $170, all future amounts due to the service provider will be calculated based on electricity consumed by the Company’s 2,500 miners, as determined via separate metered connections on two transformers. The Hosting Agreement commenced on November 1, 2018 and terminates on November 1, 2020.

Legal

There have not been any material updates to the Company’s legal proceedings, as disclosed in the Company’s Form 10-K, as filed with the SEC on April 16, 2019.

Note 12. Commitments and Contingencies

Operating commitments

On October 23, 2018, the Company entered into a hosting agreement with a hosting facility in Colorado through November 1, 2010. The Company is also negotiation a formal management agreement with a mining operation in Ohio. The Company has shipped its mining machines to those locations.

Operating leases

On August 9, 2016, the Company entered into a sublease agreement for an office lease in Durham, North Carolina. The lease commenced on September 1, 2016 and expires on January 31, 2020. Monthly rent was $6 for the first 12 -month period and $7 each month thereafter until expiration of the lease. A security deposit of $13 was required upon execution of the sublease. Prior to the sublease, the Company paid $4 per month of office rent.

Lease rental expense totaled $77 and $110 during the years ended December 31, 2018 and 2017, respectively.

Total future minimum payments required under the sublease agreement are as follows:

Years ended December 31,	Amount
2019	$85
2020	7
Total	$92

Management agreements

On October 12, 2017, MGT entered into two management agreements with two accredited investors, Deep South Mining LLC and BDLM, LLC. On November 21, 2017, the Company entered into a third management agreement with another accredited investor, Buckhead Crypto, LLC (“Buckhead Crypto”) (all three accredited investors together are “Users”, each agreement a “Management Agreement”, and all three agreements together are “Management Agreements”). Each of the Users agreed on substantially similar terms to purchase an aggregate of 2,376 Bitmain Antminer S9 mining computers (the “Bitcoin Hardware”) for a total of $3,650 to mine Bitcoin with the Company acting as the exclusive manager for each of the Users. In addition, the Users have agreed to pay to the Company, in advance, the first three months of expected electricity costs of the Bitcoin mining operations in the sum of $691, which is included in Other Payables on the Company’s consolidated balance sheet as of December 31, 2017. Initial electricity cost for the first three months following delivery of the Bitcoin Hardware shall be reimbursed to the Users within the first three months of operation. Each Management Agreement is in effect for 24 months from the date that the Bitcoin Hardware begins mining operations, and may be terminated by mutual written agreement.

Pursuant to the Management Agreements, the Company shall provide for installation, hosting, maintenance and repair and provide ancillary services necessary to operate the Bitcoin Hardware. In accordance with each of the Management Agreements, each of the Users will gain a portion of the Bitcoin mined called the user distribution portion (“User Distribution Portion”). The User Distribution Portion is 50% of the amount of Bitcoin mined net of the operating fee (10% of the total Bitcoin mined) and the electricity cost.

Furthermore, upon execution of the Management Agreements, as an incentive to the Users, the Company issued to the Users an aggregate of 436,100 shares of the Company’s common stock and a Series F warrant to purchase 436,100 shares of the Company’s common stock at an initial exercise price of $2.00 per share exercisable for a period of three years to the Users. The Company issued the shares of common stock and issued all three Series F warrants for the benefits of the three Users on the respective dates of the execution of the Management Agreements.

On February 28, 2018, the Company and Buckhead Crypto terminated their Management Agreement. The Company purchased the Bitcoin mining machines for $767 and refunded prepaid electricity paid by Buckhead Crypto of $133.

On February 13, 2018, the Company entered into a new management agreement with a third party with terms similar to the other Management Agreements. The third party agreed to purchase 200 Bitmain Antminer S9 mining computers for a total of $428 to mine Bitcoin with the Company acting as the exclusive manager. This management agreement is in effect for 24 months from the date that the Bitcoin Hardware begins mining operations, and may be terminated by mutual written agreement.

As of December 31, 2018 and December 31, 2017, the Company owed $0 and $0, respectively, to the Users as the User Distribution Portion under the Management Agreements.

Collaborative Ventures

On August 14, 2018, the Company entered into a collaborative venture with a third party cryptocurrency miner to develop a fully contained crypto currency mining pod (the “POD5 Agreement”). Pursuant to the POD5 Agreement, the Company will assist with the design and development of the pods. The Company will retain naming rights to the pods and receive royalty payments from the third party in exchange for providing capital as well as engineering and design expertise. As an inducement to enter into the POD5 Agreement, the Company paid $25 to the third party and issued the third party 200,000 shares of the Company’s common stock, the value of which is included in general and administrative expenses. As of April 16, 2019, no further development has occurred under this agreement.

Legal

In September 2016, various shareholders in the Company filed putative class action lawsuits against the Company, its president and certain of its individual officers and directors. The cases were filed in the United States District Court for the Southern District of New York and alleged violations of federal securities laws and seek damages. On April 11, 2017, those cases were consolidated into a single action (the “2016 Securities Class Action”) and two individual shareholders were appointed lead plaintiffs by the Court. On June 30, 2017, the lead plaintiffs filed an amended complaint.

On August 29, 2017, the defendants moved to dismiss the amended complaint, which the plaintiffs opposed. The Court heard oral argument on the motion to dismiss on February 7, 2018. On February 27, 2018, the Court issued a Memorandum and Order dismissing the 2016 Securities Class Action in its entirety, with prejudice. The time for plaintiffs to file a notice of appeal expired on March 30, 2018.

Separately, on September 15, 2016, the Company received a subpoena from the SEC and in December 2017, the Company’s former Chief Executive Officer and President received a subpoena from the SEC. The Company has cooperated fully with the SEC and its staff in a timely manner. The Company intends to fully comply with any additional requests the Company may receive from the SEC in the future.

On January 24, 2017, the Company was served with a summons and complaint filed by plaintiff shareholder Atul Ojha in New York state court against certain officers and directors of the Company, and naming the Company as a nominal defendant. The lawsuit is styled as a derivative action (the “Ojha Derivative Action”) and was originally filed (but not served on any defendant) on October 15, 2016. The Ojha Derivative Action substantively alleges that the defendants, collectively or individually, inadequately managed the business and assets of the Company resulting in the deterioration of the Company’s financial condition. The Ojha Derivative Action asserts claims including, but not limited to, breach of fiduciary duties, unjust enrichment and waste of corporate assets. On February 27, 2017, the parties to the Ojha Derivative Action executed a stipulated stay of proceedings pending resolution of the 2016 Securities Class Action. Shortly after issuance of the February 27, 2018, ruling dismissing the 2016 Securities Class Action, the parties to the Ojha Derivative Action agreed to extend the stay indefinitely, with the plaintiff having the option to vacate the stay on thirty days’ notice. Should the plaintiff seek to vacate the stay, the Company will address and defend the Ojha Derivative Action.

On September 7, 2018, the SEC commenced a legal action in the United States District Court for the Southern District of New York (the “SEC Action”) which asserts civil charges against multiple individuals and entities who are alleged to have violated the securities laws by engaging in pump-and-dump schemes in connection with certain microcap stocks and three unidentified companies. The Company is one of the three unidentified companies but is not named as a defendant. However, the SEC named as defendants Robert Ladd, the Company’s former Chief Executive Officer and President, as well as certain individuals alleged to have participated in the schemes while they were stockholders in the Company, among others. The SEC filed an amended complaint in the SEC Action on March 8, 2019. The Company, through its counsel, is monitoring the progress of the SEC Action.

In September 2018 and October 2018, various shareholders of the Company filed putative class action lawsuits against the Company, its former Chief Executive Officer and certain of its individual officers and shareholders, alleging violations of federal securities laws and seeking damages (the “2018 Securities Class Actions”). The 2018 Securities Class Action followed and referenced the allegations made against the Company’s former Chief Executive Officer and others in the SEC Action. The first putative class action lawsuit was filed on September 28, 2018, in the United States District Court for the District of New Jersey, and alleges that the named defendants engaged in a pump-and-dump scheme to artificially inflate the price of the Company’s stock and that, as a result, defendants’ statements about the Company’s business and prospects were materially false and misleading and/or lacked a reasonable basis at relevant times. The second putative class action was filed on October 9, 2018, in the United States District Court for the Southern District of New York and makes similar allegations. The Company intends to defend against the 2018 Securities Class Actions vigorously.

In November 2018, the Company’s board received a shareholder demand letter dated November 6, 2018, from shareholders Nicholas Fulton and Kelsey Thacker (the “Fulton Demand”). The Fulton Demand referenced the SEC Action and the allegations therein, and demanded that the board take action to investigate, address and remedy the allegations raised in the SEC Action. The Company’s counsel has communicated with counsel for the shareholders, advising them concerning the existence and status of the 2018 Securities Class Actions, the Ojha Derivative Action, and the Thomas Derivative Action (defined below). Shareholders’ counsel has indicated a general willingness to defer further action until resolution of the 2018 Securities Class Actions, and counsel continue to communicate concerning the details.

On December 12, 2018, a shareholder derivative action was filed by shareholder Bob Thomas against the Company and certain of its current and former directors, officers and shareholders in New York state court, alleging breach of fiduciary duties, unjust enrichment, abuse of control, gross mismanagement, and waste and seeking declaratory relief and damages (the “Thomas Derivative Action”). The underlying allegations in the Thomas Derivative Action largely repeat the allegations of wrongdoing in the 2018 Securities Class Actions. Based on recent communications between the Company’s counsel and plaintiff’s counsel in the Thomas Derivative Action, plaintiff intends to seek consolidation of this case with the Ojha Derivative Action, and then to stay the consolidated derivative action pending resolution of the 2018 Securities Class Actions. The Company-related defendants’ time to respond to the Thomas Derivative Action has been extended until thirty days after the Court rules on plaintiff’s motion.

With respect to the Thomas Derivative action plaintiffs’ counsel have indicated that they intend to move for an order consolidating the Thomas Derivative action with the shareholder derivative action captioned Oiha v. Ladd, et al., Index No. 65647/2016 (New York Supreme Court, Westchester County) and staying the consolidated action pending resolution of the pending parallel class actions captioned Klinabera v. MGT Capital Investments, et al. No. 2:18-cv-14380 (United States District Court, District of New Jersey), and Guver v. MGT Capital Investments. Inc., et al. No. 1:18-cv-09228 (United States District Court, Southern District of New York). Plaintiffs’ counsel in the Thomas Derivative action have also extended the Company’s time to respond to the complaint until 30 days after the Court rules on that motion.

The Company believes that the claims in the actions filed against the Company are without merit and intends to vigorously defend against these actions.

Employment agreements

On March 8, 2018, the Company entered into an employment with Robert Lowrey, effective March 1, 2018. Mr. Lowrey’s employment agreement provides that he has been appointed for an initial term of two years. Mr. Lowrey is entitled to receive an annualized base salary of $240. Mr. Lowrey will also receive a one-time signing bonus of $10. Mr. Lowrey is also eligible for a cash and/or equity bonus as the Compensation Committee may determine, from time to time, based on meeting performance objectives and bonus criteria to be mutually identified by Mr. Lowrey and the Compensation Committee. In connection with the execution of his employment agreement, the Company issued to Mr. Lowrey 750,000 shares of the Company’s restricted common stock, pursuant to the Company’s 2016 Stock Option Plan vesting over a two year period.

On April 1, 2018, the Company entered into an Amended and Restated Executive Employment Agreement (the “Employment Agreement”) with Robert Ladd, which was executed on April 6, 2018. The Employment Agreement provides that Mr. Ladd has been reappointed for an initial term of two years. Mr. Ladd is entitled to receive an annualized base salary of $360 and is also eligible for a cash and/or equity bonus as the Compensation Committee may determine, from time to time, based on meeting performance objectives and bonus criteria to be mutually identified by Mr. Ladd and the Compensation Committee. In connection with the execution of the Employment Agreement, the Company issued to Mr. Ladd 600,000 shares of the Company’s restricted common stock, pursuant to the Company’s 2016 Stock Option Plan, vesting over a two year period. On September 10, 2018, Mr. Ladd took an indefinite leave of absence from the Company in order to focus on allegations levied against him in an SEC complaint filed on September 7, 2018.

On July 11, 2018, the Company entered into an Amended and Restated Executive Employment Agreement with Stephen Schaeffer. The agreement provides that Mr. Schaeffer has been appointed Chief Operating Officer of the Company. Mr. Schaeffer will continue to serve as President of Cryptocurrency Operations, the position for which he was originally hired for a term of two years in an Executive Employment Agreement dated August 15, 2017. Mr. Schaeffer is entitled to receive an annualized base salary of $250 and is also eligible for a cash and/or equity bonus as the Compensation Committee may determine, from time to time, based on meeting performance objectives and bonus criteria to be mutually identified by Mr. Schaeffer and the Compensation Committee.